Goodwill (Tables)	12 Months Ended
May. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Goodwill

	As of May 31,
	2014	2015
	US$	US$
Costs:
Beginning balance	3,760	3,692
Acquisition of Alice	—	7,540
Exchange of difference	(68)	(38)

Ending balance	3,692	11,194

Accumulated goodwill impairment loss:
Beginning balance	—	—

Ending balance	—	—

Goodwill, net	3,692	11,194